Related Party Transactions and Balances - Schedule of Accounts Receivable and Other Receivable Due From Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total other receivable	$ 14,622	$ 948
Flakeshield [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	18,695	2,174
Total other receivable	890	948
Kirby Singapore [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	1,077
Related Party [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total accounts receivable	19,772	2,174
SBCL [Member]
Schedule of Accounts Receivable and Other Receivable Due From Related Parties [Line Items]
Total other receivable	$ 13,732